Document and Entity Information - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Apr. 30, 2017	Apr. 17, 2017	Jun. 30, 2016
Document and Entity Information
Entity Registrant Name	Regional Health Properties,Inc.	ADCARE HEALTH SYSTEMS, INC
Entity Central Index Key	0001697416	0001004724
Document Type	S-4/A	10-K
Document Period End Date	Mar. 31, 2017	Dec. 31, 2016
Amendment Flag	false	false
Current Fiscal Year End Date	--12-31	--12-31
Entity Well-known Seasoned Issuer		No
Entity Voluntary Filers		No
Entity Current Reporting Status		Yes
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Entity Public Float					$ 36,685,983
Entity Common Stock, Shares Outstanding			19,805,924	19,813,499
Document Fiscal Year Focus	2017	2016
Document Fiscal Period Focus	Q1	FY